Filed pursuant to Rule 497(e)

Registration Nos. 333-258722 and 811-23725

Valkyrie ETF Trust II

(the “Trust”)

CoinShares Bitcoin and Ether ETF

CoinShares Bitcoin Mining ETF

CoinShares Bitcoin Leverage ETF

CoinShares Altcoins ETF

(each, a “Fund” and collectively, the “Funds”)

Dated November 21, 2025

Supplement to each Fund’s Statement of Additional Information

Notwithstanding anything to the contrary in each Fund’s Statement of Additional Information, as of October 15, 2025, Nikolaos (Nick) Bonos has resigned as President and Principal Executive Officer of the Trust and has resigned as an Interested Trustee from the Board of Trustees of the Trust. Effective November 17, 2025, Annemarie Tierney has been appointed to serve as President and Principal Executive Officer of the Trust to fill the vacancy resulting from the resignation of Nick Bonos, by the Board of Trustees of the Trust.

Effective November 21, 2025, the Trustees and Officers section set forth under the heading, Management of the Fund is hereby replaced with the following:

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are three Trustees of the Trust, all of whom are Trustees who are not officers or employees of CoinShares Valkyrie or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Valkyrie Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Keith Fletcher c/o Valkyrie Funds LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1958	Trustee	Indefinite term Since inception	Principal and Chief Executive Officer, JAHFT Solutions LLC (2017-Present); Partner, Neos Investments (2023-Present)	4	Tortoise Capital Series Trust (2024-Present); Uncommon Portfolio Design Core Equity ETF (2020-2022)
Steve Lehman c/o Valkyrie Funds LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1952	Trustee	Indefinite term Since inception	Executive Chairman, Vymedic Biotech (2019-Present) & CoFoundersLab (2018-Present)	4	None
Mark Osterheld c/o Valkyrie Funds LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1955	Trustee	Indefinite term Since inception	Adjunct Lecturer, Bentley University (2016-2022); Adjunct Lecturer, Clarkson University (2022-2023)	4	Steward Funds (2024-Present); Crossmark ETF Trust (2025 – Present)

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Valkyrie Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Annemarie Tierney c/o Valkyrie Funds LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Principal Executive Officer and President	Indefinite term (since November 2025)	Principal, Liquid Advisors Inc. (November 2019 – present)	N/A	Sharps Technologies, Inc. (2025 – Present)
John Canning c/o Chenery Compliance Group Devon Square II, 744 W Lancaster, Suite 104 Wayne, Pennsylvania 19087 YOB: 1970	Chief Compliance Officer	Indefinite term (since August 2022)	Director of Chenery Compliance Group, LLC (March 2021 – present); Senior Consultant of Foreside (August 2020 – March 2021); Chief Compliance Officer & Chief Operating Officer of Schneider Capital Management (May 2019 – July 2020)	N/A	N/A
Ben Gaffey c/o Valkyrie Funds LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1985	Treasurer, Chief Financial Officer and Chief Accounting Officer	Indefinite term Since inception	Controller - US Operations, CoinShares Co. (2024-present); Controller, Valkyrie Investments Inc. (2021-2024); Assurance Senior Manager, Ernst & Young LLP (2016-2021)	N/A	N/A
Mark Egert c/o Valkyrie Funds LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1962	Secretary	Indefinite term (Since September 2025)	Chief Compliance Officer, Valkyrie Funds LLC (September 2025-present); Chief Compliance Officer, Brevet Capital Management, LLC (December 2022 - September 2025); Chief Compliance Officer, Voyager Digital, LLC (Jan 2022 – Nov 2022); Managing Director and Chief Compliance Officer Yorkville Advisers Global, LP, (Mar 2021 – Dec 2021); Managing Director, Regulatory Counsel Group (Oct 2020 – Feb 2021)	N/A	N/A

Effective November 21, 2025, the paragraph labeled “Interested Trustee” in the Board Diversification and Trustee Qualifications section set forth under the heading, Management of the Fund is hereby removed.

Effective November 21, 2025, the table in the subsection entitled “Interested and Independent Trustees” set forth under the heading Management of the Fund is hereby replaced with the following:

The following table sets forth the dollar range of equity securities beneficially owned by the Interested Trustees in the Fund and all funds overseen by the Trustees in the CoinShares Valkyrie Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the CoinShares Valkyrie Fund Complex
Independent Trustees
Keith Fletcher	None	None
Steven Lehman	None	None
Mark Osterheld	None	None

Please Retain this Supplement for Future Reference